Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 79.8%
Issuer	Shares	Value ($)
Communication Services 6.8%
Diversified Telecommunication Services 0.4%
Koninklijke KPN NV	5,631	18,477
Proximus SADP	13,561	278,682
Telecom Italia SpA	851,614	372,932
Telecom Italia SpA, Savings Shares	789,544	368,109
Telefonica Deutschland Holding AG	36,937	99,566
Telenor ASA	626	10,869
Total		1,148,635
Entertainment 0.4%
Activision Blizzard, Inc.	3,487	291,583
Embracer Group AB(a)	7,948	205,706
Live Nation Entertainment, Inc.(a)	3,688	290,947
NetEase, Inc., ADR	1,815	185,511
Total		973,747
Interactive Media & Services 3.3%
Alphabet, Inc., Class A(a),(b)	1,133	3,052,902
Alphabet, Inc., Class C(a),(b)	968	2,617,879
Facebook, Inc., Class A(a)	6,985	2,488,755
Yelp, Inc.(a)	4,792	179,221
Total		8,338,757
Media 2.2%
Altice U.S.A., Inc., Class A(a)	7,360	226,173
Charter Communications, Inc., Class A(a)	563	418,900
Cogeco Communications, Inc.	244	23,103
CyberAgent, Inc.	52,600	946,718
Fox Corp., Class A(b)	15,574	555,369
Fox Corp., Class B(b)	13,462	447,477
Gray Television, Inc.	22,929	508,336
News Corp., Class A(b)	30,727	756,806
Nexstar Media Group, Inc., Class A	4,968	730,644
ProSiebenSat.1 Media AG	4,704	89,371
TEGNA, Inc.	44,705	792,173
Telenet Group Holding NV	3,110	116,723
Total		5,611,793
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.5%
Freenet AG	3,139	75,077
Millicom International Cellular SA, SDR(a)	658	26,258
T-Mobile USA, Inc.(a)	5,211	750,488
Vodafone Group PLC	192,416	309,396
Total		1,161,219
Total Communication Services		17,234,151
Consumer Discretionary 9.8%
Auto Components 0.1%
Freni Brembo SpA	25	349
Nokian Renkaat OYJ	4,440	187,259
Pirelli & C. SpA	4,396	26,547
Total		214,155
Automobiles 0.8%
Bayerische Motoren Werke AG	2,721	270,553
Daimler AG, Registered Shares	1,893	168,930
Harley-Davidson, Inc.	25,858	1,024,494
Stellantis NV	23,570	451,991
Total		1,915,968
Distributors 0.2%
LKQ Corp.(a)	11,601	588,751
Diversified Consumer Services 0.1%
Stride, Inc.(a)	7,826	239,945
Hotels, Restaurants & Leisure 2.0%
Caesars Entertainment, Inc.(a)	2,363	206,432
Domino’s Pizza, Inc.(b)	1,681	883,349
Entain PLC(a)	29,032	732,080
Flutter Entertainment PLC(a)	2,733	466,749
Genting Singapore Ltd.	23,900	14,261
International Game Technology PLC(a)	14,643	274,556
Las Vegas Sands Corp.(a)	10,892	461,276
McDonald’s Holdings Co. Japan Ltd.	23,500	1,059,048
Restaurant Brands International, Inc.	4,765	324,925
Travel + Leisure Co.	6,071	314,478
Wyndham Hotels & Resorts, Inc.	3,668	264,316
Total		5,001,470
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.2%
D.R. Horton, Inc.(b)	13,280	1,267,310
Electrolux AB, Class B	7,515	197,369
Ethan Allen Interiors, Inc.(b)	18,495	439,626
Husqvarna AB, Class B	10,679	149,438
Iida Group Holdings Co., Ltd.	37,300	900,076
Lennar Corp., Class A(b)	11,958	1,257,384
Mohawk Industries, Inc.(a)	2,479	483,157
NVR, Inc.(a),(b)	4	20,890
Tempur Sealy International, Inc.	6,284	271,909
Whirlpool Corp.(b)	2,185	484,065
Total		5,471,224
Internet & Direct Marketing Retail 0.8%
Alibaba Group Holding Ltd., ADR(a)	1,957	381,987
Amazon.com, Inc.(a),(b)	181	602,294
eBay, Inc.(b)	8,412	573,782
HelloFresh SE(a)	5,340	500,569
Total		2,058,632
Leisure Products 0.7%
BRP, Inc.	1,721	144,194
Callaway Golf Co.(a)	16,695	528,898
Hasbro, Inc.	3,033	301,601
Johnson Outdoors, Inc., Class A(b)	523	61,907
Polaris, Inc.	4,971	651,549
Sturm Ruger & Co., Inc.(b)	528	39,262
Total		1,727,411
Multiline Retail 0.8%
Canadian Tire Corp., Ltd., Class A	391	60,154
Dollar General Corp.	1,513	351,984
Kohl’s Corp.	3,760	191,008
Ryohin Keikaku Co., Ltd.	4,600	93,317
Target Corp.(b)	5,152	1,344,930
Total		2,041,393
Specialty Retail 1.0%
AutoNation, Inc.(a)	2,102	255,036
AutoZone, Inc.(a)	732	1,188,453
Dick’s Sporting Goods, Inc.	1,742	181,412
Foot Locker, Inc.	5,483	312,860
Common Stocks (continued)
Issuer	Shares	Value ($)
H & M Hennes & Mauritz AB(a)	1,125	23,520
Ross Stores, Inc.	2,313	283,782
Ulta Beauty, Inc.(a)	1,098	368,708
Total		2,613,771
Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	3,297	322,249
NIKE, Inc., Class B(b)	9,913	1,660,527
Pandora A/S	3,331	430,888
PVH Corp.(a)	2,511	262,701
Swatch Group AG (The)	512	170,794
Total		2,847,159
Total Consumer Discretionary		24,719,879
Consumer Staples 7.3%
Beverages 0.9%
Boston Beer Co., Inc. (The), Class A(a),(b)	702	498,420
Britvic PLC	14,433	195,503
Carlsberg AS, Class B	48	8,870
Coca-Cola Europacific Partners PLC	19,540	1,212,652
Coca-Cola HBC AG(a)	8,441	318,756
Monster Beverage Corp.(a),(b)	383	36,125
Total		2,270,326
Food & Staples Retailing 3.6%
Axfood AB	11	298
Carrefour SA	67,075	1,245,871
Coles Group Ltd.	939	12,084
Cosmos Pharmaceutical Corp.	8,500	1,442,897
Costco Wholesale Corp.(b)	3,343	1,436,554
Empire Co., Ltd., Class A	22,400	735,595
Etablissements Franz Colruyt NV	2,417	137,425
Ingles Markets, Inc., Class A(b)	3,147	188,065
Kesko OYJ, Class B	14,658	628,271
Koninklijke Ahold Delhaize NV	23,380	726,764
Kroger Co. (The)(b)	5,533	225,193
Loblaw Companies Ltd.	16,600	1,122,988
METRO AG	5,828	75,548
Metro, Inc.	14,700	762,336

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tesco PLC	3,225	10,440
U.S. Foods Holding Corp.(a)	10,464	359,334
Total		9,109,663
Food Products 1.3%
Bunge Ltd.(b)	19,686	1,528,224
Darling Ingredients, Inc.(a),(b)	7,688	531,010
Leroy Seafood Group ASA	6,236	56,814
Mondelez International, Inc., Class A	4,079	258,038
Nomad Foods Ltd.(a)	23,312	608,910
Orkla	15,279	138,770
Wilmar International Ltd.	6,400	20,496
Total		3,142,262
Household Products 0.8%
Colgate-Palmolive Co.(b)	20,675	1,643,662
Essity AB, Class B	1,424	46,590
Procter & Gamble Co. (The)	1,925	273,793
Total		1,964,045
Personal Products 0.1%
Medifast, Inc.(b)	859	245,253
Tobacco 0.6%
Philip Morris International, Inc.	12,152	1,216,294
Swedish Match AB	42,918	384,329
Total		1,600,623
Total Consumer Staples		18,332,172
Energy 4.9%
Energy Equipment & Services 1.1%
ChampionX Corp.(a)	19,938	463,359
Halliburton Co.	32,662	675,450
Helmerich & Payne, Inc.(b)	15,391	441,260
National Energy Services Reunited Corp.(a)	30,387	391,992
Schlumberger NV	25,669	740,037
Subsea 7 SA	5,493	43,978
Total		2,756,076
Oil, Gas & Consumable Fuels 3.8%
ARC Resources Ltd.	3,440	26,029
BP PLC, ADR	9,143	221,078
Canadian Natural Resources Ltd.	417	13,761
Canadian Natural Resources Ltd.	19,423	641,347
Common Stocks (continued)
Issuer	Shares	Value ($)
Cenovus Energy, Inc.	87,919	733,598
ConocoPhillips Co.	10,505	588,910
Delek U.S. Holdings, Inc.	20,693	359,644
Devon Energy Corp.	27,836	719,282
Diamondback Energy, Inc.	7,227	557,419
Enerplus Corp.	82,888	516,223
ENI SpA	1,533	18,129
EOG Resources, Inc.	8,121	591,696
HollyFrontier Corp.	21,461	630,953
Imperial Oil Ltd.	672	18,411
Kosmos Energy Ltd.(a)	121,295	280,191
Marathon Petroleum Corp.	11,623	641,822
MEG Energy Corp.(a)	61,848	394,606
Parkland Fuel Corp.	610	19,416
PDC Energy, Inc.	11,714	463,289
Pioneer Natural Resources Co.	5,396	784,417
Royal Dutch Shell PLC, ADR, Class A	10,007	406,484
Suncor Energy, Inc.	1,012	19,922
Tourmaline Oil Corp.	4,126	112,642
Viper Energy Partners LP	24,431	440,002
Whiting Petroleum Corp.(a)	10,095	473,455
Total		9,672,726
Total Energy		12,428,802
Financials 9.9%
Banks 3.8%
Banco BPM SpA	85,616	256,851
Bank of America Corp.(b)	21,959	842,347
BNP Paribas SA	5,012	305,628
Citigroup, Inc.(b)	11,142	753,422
DBS Group Holdings Ltd.	9,100	203,625
DNB Bank ASA	7,677	157,324
East West Bancorp, Inc.	4,751	338,034
Fifth Third Bancorp	20,646	749,243
Hana Financial Group, Inc.	4,875	183,927
Huntington Bancshares, Inc.	42,672	600,822
ING Groep NV	28,928	371,166
JPMorgan Chase & Co.(b)	5,860	889,431
KeyCorp	33,966	667,772
Nordea Bank Abp	30,466	356,769

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regions Financial Corp.	20,823	400,843
Sumitomo Mitsui Financial Group, Inc.	5,400	182,029
Svenska Handelsbanken AB, Class A	5,560	62,657
Swedbank AB, Class A	4,723	91,974
Truist Financial Corp.	14,026	763,435
UniCredit SpA	32,107	384,044
United Overseas Bank Ltd.	11,300	218,469
Wells Fargo & Co.(b)	17,722	814,149
Total		9,593,961
Capital Markets 1.8%
Artisan Partners Asset Management, Inc., Class A	5,517	265,313
Azimut Holding SpA	4,385	112,801
Banca Generali SpA(a)	3,900	161,789
Bank of New York Mellon Corp. (The)	8,241	423,011
Bridgepoint Group Ltd., Registered Shares(a),(c)	22,186	149,567
CI Financial Corp.	5,555	101,295
Credit Suisse Group AG, Registered Shares	3,265	32,778
Deutsche Bank AG, Registered Shares(a)	15,320	193,128
Futu Holdings Ltd., ADR(a),(b)	1,965	201,334
Goldman Sachs Group, Inc. (The)	1,520	569,818
Moody’s Corp.	1,285	483,160
Onex Capital	1,128	85,983
S&P Global, Inc.(b)	660	282,955
Singapore Exchange	92,500	809,374
UBS AG	23,320	384,215
UBS Group AG, Registered Shares	13,736	226,369
Total		4,482,890
Consumer Finance 0.8%
Capital One Financial Corp.	2,965	479,441
Discover Financial Services	4,154	516,425
Navient Corp.	7,328	149,711
SLM Corp.	25,120	473,010
Synchrony Financial	9,317	438,085
Total		2,056,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a),(b)	10,623	2,956,275
Industrivarden AB, Class C	10,166	389,154
Plus500 Ltd.	20,523	399,404
Total		3,744,833
Insurance 1.6%
Aegon NV	16,809	71,566
Ageas SA/NV	1,615	85,281
Allstate Corp. (The)	3,174	412,779
American International Group, Inc.	5,762	272,831
ASR Nederland NV	6,372	261,868
Assicurazioni Generali SpA	3,413	68,049
Baloise Holding AG, Registered Shares	101	15,925
Erie Indemnity Co., Class A(b)	2,750	508,447
Everest Re Group Ltd.	1,194	301,879
Fairfax Financial Holdings Ltd.	970	408,604
iA Financial Corp., Inc.	1,255	69,429
Intact Financial Corp.	5,700	776,691
Manulife Financial Corp.	4,802	92,838
NN Group NV	5,088	252,957
Poste Italiane SpA	583	7,714
RenaissanceRe Holdings Ltd.	1,118	170,707
Unipol Gruppo SpA	61,838	328,634
Total		4,106,199
Mortgage Real Estate Investment Trusts (REITS) 0.4%
AGNC Investment Corp.(b)	72,680	1,153,432
Total Financials		25,137,987
Health Care 8.1%
Biotechnology 1.8%
AbbVie, Inc.	9,071	1,054,957
Amgen, Inc.	1,926	465,206
Avid Bioservices, Inc.(a),(b)	14,781	379,133
Biogen, Inc.(a)	641	209,434
Blueprint Medicines Corp.(a),(b)	5,359	470,895
Eagle Pharmaceuticals, Inc.(a),(b)	559	25,994
Genmab A/S(a)	374	169,040
Organogenesis Holdings, Inc.(a),(b)	14,647	224,685
Pharma Foods International Co., Ltd.	16,100	427,717

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharming Group NV(a)	151,978	173,046
Swedish Orphan Biovitrum AB(a)	10,919	213,393
Vertex Pharmaceuticals, Inc.(a),(b)	2,979	600,507
Total		4,414,007
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	3,995	483,315
Boston Scientific Corp.(a)	6,549	298,634
Coloplast A/S, Class B	210	38,401
DiaSorin SpA	3,888	789,088
Envista Holdings Corp.(a)	6,297	271,275
Getinge AB, Series CPO	10,328	448,824
Koninklijke Philips NV	2,116	97,568
Medtronic PLC	2,102	276,014
Ortho Clinical Diagnostics Holdings PLC(a)	14,070	316,153
Sonova Holding AG	229	89,913
Stryker Corp.	1,087	294,512
Zimmer Biomet Holdings, Inc.	2,933	479,311
Total		3,883,008
Health Care Providers & Services 1.8%
AmerisourceBergen Corp.	791	96,636
Anthem, Inc.(b)	925	355,209
Centene Corp.(a)	4,820	330,700
Cigna Corp.(b)	1,687	387,150
CVS Health Corp.	6,221	512,362
Fresenius Medical Care AG & Co. KGaA	3,345	263,657
Galenica AG	2,102	159,569
HCA Healthcare, Inc.	1,994	494,911
Humana, Inc.	824	350,909
Molina Healthcare, Inc.(a)	177	48,323
R1 RCM, Inc.(a)	5,674	121,480
UnitedHealth Group, Inc.	2,818	1,161,636
Universal Health Services, Inc., Class B	1,541	247,192
Total		4,529,734
Health Care Technology 0.7%
Cerner Corp.(b)	22,008	1,769,223
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.3%
Avantor, Inc.(a)	13,256	498,160
ICON PLC(a)	1,016	247,162
IQVIA Holdings, Inc.(a)	581	143,914
QIAGEN NV(a)	1,096	58,738
Sotera Health Co.(a)	12,723	301,535
Syneos Health, Inc.(a)	883	79,179
Tecan Group AG, Registered Shares	81	46,710
Thermo Fisher Scientific, Inc.(b)	3,697	1,996,417
Total		3,371,815
Pharmaceuticals 1.0%
AstraZeneca PLC	2,789	320,484
Bausch Health Companies, Inc.(a)	901	26,360
Bayer AG, Registered Shares	2,988	178,022
H Lundbeck A/S	4,854	146,473
Jazz Pharmaceuticals PLC(a)	223	37,803
Johnson & Johnson(b)	3,518	605,799
Merck & Co., Inc.	502	38,589
Novartis AG, ADR	2,630	242,986
Novartis AG, Registered Shares	543	50,216
Novo Nordisk A/S, Class B	1,887	174,682
Orion Oyj, Class B	3,350	142,594
Sanofi	2,354	242,635
UCB SA	3,556	384,608
Total		2,591,251
Total Health Care		20,559,038
Industrials 16.7%
Aerospace & Defense 1.5%
Boeing Co. (The)(a)	2,828	640,485
BWX Technologies, Inc.	4,884	280,488
General Dynamics Corp.	2,657	520,852
Hexcel Corp.(a)	11,332	616,687
Howmet Aerospace, Inc.(a)	21,641	710,258
Maxar Technologies, Inc.	6,402	232,201
Moog, Inc., Class A	3,613	281,344
Saab AB, Class B	7,182	217,922
Textron, Inc.	4,658	321,449
Total		3,821,686

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.5%
CH Robinson Worldwide, Inc.(b)	14,046	1,252,482
Deutsche Post AG	4,976	337,230
DSV PANALPINA A/S	89	21,695
Expeditors International of Washington, Inc.(b)	13,680	1,754,460
Royal Mail PLC	41,243	288,964
Total		3,654,831
Building Products 1.3%
Allegion PLC	2,909	397,370
Carrier Global Corp.(b)	26,709	1,475,672
dorma+kaba Holding AG, Class B Registered Shares	144	99,615
Geberit AG	69	56,654
Nippon Sheet Glass Co., Ltd.(a)	6,400	35,245
Owens Corning(b)	3,844	369,639
Xinyi Glass Holdings Ltd.	256,000	956,764
Total		3,390,959
Commercial Services & Supplies 0.1%
Securitas AB	11,609	204,707
Construction & Engineering 0.1%
Hochtief AG	1,965	155,917
Skanska AB, Class B	2,350	66,340
SNC-Lavalin Group, Inc.	988	26,292
Total		248,549
Electrical Equipment 1.3%
AMETEK, Inc.	2,446	340,116
Eaton Corp. PLC	1,704	269,317
Generac Holdings, Inc.(a),(b)	2,576	1,080,271
Prysmian SpA	5,886	211,033
Sensata Technologies Holding(a)	8,891	521,191
Signify NV	5,725	320,708
Vertiv Holdings Co.	19,954	559,510
Total		3,302,146
Industrial Conglomerates 0.5%
DCC PLC	10,430	873,234
Rheinmetall AG	2,786	267,344
Siemens AG, Registered Shares	867	135,281
Total		1,275,859
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.2%
Aalberts NV	569	34,688
Allison Transmission Holdings, Inc.	14,776	589,710
Altra Industrial Motion Corp.	4,025	252,287
Bucher Industries AG	164	91,269
Caterpillar, Inc.(b)	1,351	279,319
CNH Industrial NV	10,347	172,770
Cummins, Inc.(b)	7,323	1,699,668
Deere & Co.(b)	5,074	1,834,708
Dover Corp.	2,067	345,437
Duerr AG	164	7,836
Epiroc AB, Class A	45,944	1,070,249
GEA Group AG	1,601	70,989
Georg Fischer AG, Registered Shares	16	25,895
Knorr-Bremse AG	3,326	376,635
KONE OYJ, Class B	2,858	236,719
Metso Outotec OYJ	2,168	24,616
Middleby Corp. (The)(a)	1,224	234,384
OC Oerlikon Corp AG	6,984	79,055
Oshkosh Corp.	2,357	281,779
Otis Worldwide Corp.	5,538	495,928
Parker-Hannifin Corp.	891	278,019
Schindler Holding AG	2,462	797,037
SKF AB, Class B	5,808	154,532
Sulzer AG, Registered Shares	147	21,571
Trelleborg AB, Class B	5,813	143,695
Valmet OYJ	3,634	151,658
Volvo AB, B Shares	1,068	25,185
Wartsila OYJ	4,173	62,864
Westinghouse Air Brake Technologies Corp.	6,214	527,382
Yangzijiang Shipbuilding Holdings Ltd.	191,300	193,582
Total		10,559,466
Marine 0.2%
AP Moller - Maersk A/S, Class B	200	555,045
Kuehne & Nagel International AG	155	52,286
Total		607,331

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.6%
Adecco Group AG, Registered Shares	28,551	1,709,809
ASGN, Inc.(a)	8,954	905,518
DKSH Holding AG	1,561	131,962
Huron Consulting Group, Inc.(a)	8,970	440,696
Leidos Holdings, Inc.	4,934	525,076
Pagegroup PLC(a)	55,295	472,689
Randstad NV	7,652	555,158
Robert Half International, Inc.	5,924	581,796
Science Applications International Corp.	7,591	662,694
Stantec, Inc.	1,582	73,647
Teleperformance SA	977	412,096
Thomson Reuters Corp.	68	7,206
Total		6,478,347
Road & Rail 2.6%
AMERCO(b)	961	565,030
Aurizon Holdings Ltd.	254,028	720,907
ComfortDelGro Corp., Ltd.	77,700	90,141
JB Hunt Transport Services, Inc.(b)	9,040	1,522,788
Knight-Swift Transportation Holdings, Inc.(b)	22,994	1,142,572
Nippon Express Co., Ltd.	12,400	905,817
Old Dominion Freight Line, Inc.(b)	5,403	1,454,217
TFI International, Inc.	1,149	128,622
Union Pacific Corp.	513	112,224
Total		6,642,318
Trading Companies & Distributors 0.8%
Brenntag SE	3,311	330,700
Finning International, Inc.	6,099	157,706
Marubeni Corp.	108,100	920,084
Toromont Industries Ltd.	138	11,662
WESCO International, Inc.(a)	4,764	507,128
Total		1,927,280
Total Industrials		42,113,479
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.6%
Communications Equipment 0.6%
Cambium Networks Corp.(a),(b)	2,659	117,129
Cisco Systems, Inc.(b)	15,110	836,641
CommScope Holding Co., Inc.(a)	16,878	357,138
InterDigital, Inc.	2,668	175,795
Telefonaktiebolaget LM Ericsson, Class B	13,138	151,536
Total		1,638,239
Electronic Equipment, Instruments & Components 1.6%
Adyen NV(a)	411	1,113,831
Arrow Electronics, Inc.(a),(b)	15,012	1,779,973
Flex Ltd.(a),(b)	21,371	384,037
Jabil, Inc.	9,552	568,726
Venture Corp., Ltd.	14,200	199,181
Total		4,045,748
IT Services 1.1%
Amdocs Ltd.	4,835	372,827
AtoS	2,478	118,505
Capgemini SE	2,869	620,143
CGI, Inc.(a)	400	36,386
Concentrix Corp.(a)	3,890	636,910
Fidelity National Information Services, Inc.	1,528	227,748
FleetCor Technologies, Inc.(a)	2,570	663,625
Total		2,676,144
Semiconductors & Semiconductor Equipment 1.8%
Applied Materials, Inc.	6,553	916,961
ASM International NV	261	92,632
Broadcom, Inc.	1,057	513,068
KLA Corp.	1,241	432,066
Micron Technology, Inc.(a)	9,858	764,784
NXP Semiconductors NV	2,324	479,650
ON Semiconductor Corp.(a)	6,915	270,100
Qorvo, Inc.(a)	3,751	711,152
QUALCOMM, Inc.	3,351	501,980
Total		4,682,393

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.9%
Bentley Systems, Inc., Class B(b)	14,064	855,232
Constellation Software, Inc.	200	320,364
Microsoft Corp.(b)	5,335	1,519,995
NortonLifeLock, Inc.	20,641	512,310
Open Text Corp.	873	45,343
Oracle Corp.(b)	4,437	386,640
Software AG	1,159	56,010
SS&C Technologies Holdings, Inc.	8,506	666,785
Zoom Video Communications, Inc., Class A(a),(b)	926	350,121
Total		4,712,800
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.(b)	7,340	1,070,613
HP, Inc.(b)	47,051	1,358,362
Logitech International SA	5,531	607,688
NetApp, Inc.	7,009	557,846
Western Digital Corp.(a)	6,655	432,109
Total		4,026,618
Total Information Technology		21,781,942
Materials 6.1%
Chemicals 3.1%
Axalta Coating Systems Ltd.(a)	8,371	251,967
Corteva, Inc.	5,709	244,231
Covestro AG	25,206	1,623,802
Dow, Inc.(b)	20,585	1,279,564
DuPont de Nemours, Inc.	11,132	835,457
Evonik Industries AG	1,533	53,303
FMC Corp.	5,289	565,658
Ingevity Corp.(a)	2,951	250,658
Johnson Matthey PLC	8,392	346,877
LANXESS AG	1,918	138,908
Linde PLC	899	276,344
Methanex Corp.	26	876
Mosaic Co. (The)	12,510	390,687
Nutrien Ltd.	775	46,080
Solvay SA	1,194	159,467
Tronox Holdings PLC, Class A	16,984	313,015
Umicore SA	2,206	136,919
Common Stocks (continued)
Issuer	Shares	Value ($)
Valvoline, Inc.	13,397	411,020
Wacker Chemie AG	1,264	185,940
Yara International ASA	7,167	377,748
Total		7,888,521
Construction Materials 0.3%
Buzzi Unicem SpA	14,587	385,580
HeidelbergCement AG	607	53,791
Holcim Ltd., Registered Shares(a)	2,572	150,773
Total		590,144
Containers & Packaging 0.9%
Avery Dennison Corp.	1,429	301,062
Crown Holdings, Inc.	3,751	374,200
Huhtamaki OYJ	3,561	189,660
International Paper Co.(b)	24,863	1,436,087
Total		2,301,009
Metals & Mining 0.9%
Acerinox SA	61,887	827,295
Agnico Eagle Mines Ltd.	163	10,545
Alamos Gold, Inc., Class A	8,610	69,979
Aperam SA	283	17,736
Aurubis AG	2,300	232,923
Barrick Gold Corp.	1,169	25,449
Boliden AB	2,475	96,456
Centerra Gold, Inc.	25,337	203,695
Endeavour Mining PLC	1,989	47,365
First Quantum Minerals Ltd.	2,265	48,510
Kinross Gold Corp.	25,415	166,432
Lundin Mining Corp.	6,126	55,829
Norsk Hydro ASA	8,781	58,420
SSAB AB, Class A(a)	21,323	121,771
Teck Resources Ltd., Class B	2,514	57,389
ThyssenKrupp AG(a)	5,226	52,066
Yamana Gold, Inc.	28,561	127,970
Total		2,219,830

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.9%
Boise Cascade Co.(b)	10,928	558,967
Canfor Corp.(a)	20,100	388,113
Stora Enso OYJ, Class R	3,297	65,286
UPM-Kymmene OYJ	3,662	149,649
West Fraser Timber Co., Ltd.	16,101	1,154,920
Total		2,316,935
Total Materials		15,316,439
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Canadian Apartment Properties REIT	11,200	559,731
Host Hotels & Resorts, Inc.(a)	16,971	270,348
Klepierre	9,311	225,437
Weyerhaeuser Co.(b)	42,793	1,443,408
Total		2,498,924
Total Real Estate		2,498,924
Utilities 0.6%
Electric Utilities 0.1%
BKW AG	744	81,958
Fortum OYJ	4,130	113,783
Total		195,741
Gas Utilities 0.1%
Italgas SpA	26,149	176,995
Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	8,268	322,807
Multi-Utilities 0.3%
A2A SpA	70,758	150,124
Atco Ltd., Class I	2,433	87,912
CenterPoint Energy, Inc.	7,747	197,239
E.ON SE	2,879	35,393
Hera	52,664	223,793
RWE AG	3,494	124,232
Total		818,693
Total Utilities		1,514,236
Total Common Stocks (Cost $159,937,527)		201,637,049
Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles 0.1%
Volkswagen AG	592	144,194
Total Consumer Discretionary		144,194
Consumer Staples 0.0%
Household Products 0.0%
Henkel AG & Co. KGaA	569	57,688
Total Consumer Staples		57,688
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Draegerwerk AG & Co. KGaA	1,186	109,034
Total Health Care		109,034
Total Preferred Stocks (Cost $255,827)		310,916

Money Market Funds 10.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.053%(d),(e)	26,857,480	26,854,795
Total Money Market Funds (Cost $26,851,284)		26,854,795
Total Investments (Cost $187,044,638)		228,802,760

Investments in Securities Sold Short

Common Stocks (34.3)%
Issuer	Shares	Value ($)
Communication Services (1.6)%
Diversified Telecommunication Services (0.4)%
Deutsche Telekom AG, Registered Shares	(1,336)	(27,728)
Elisa OYJ	(2,335)	(150,073)
Infrastrutture Wireless Italiane SpA	(25,714)	(290,470)
Telia Co. AB	(86,118)	(377,740)
United Internet AG, Registered Shares	(1,913)	(79,174)
Total		(925,185)
Entertainment (0.4)%
CTS Eventim AG & Co. KGaA(a)	(2,341)	(159,060)
Live Nation Entertainment, Inc.(a)	(6,595)	(520,279)
Spotify Technology SA(a)	(1,072)	(245,134)
Total		(924,473)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services (0.4)%
Adevinta ASA(a)	(8,278)	(159,164)
Scout24 AG	(535)	(45,814)
Twitter, Inc.(a)	(4,837)	(337,381)
Yahoo Japan Corp.	(105,600)	(528,548)
Total		(1,070,907)
Media (0.4)%
JCDecaux SA(a)	(8,664)	(236,346)
New York Times Co. (The)	(7,930)	(347,175)
Pearson PLC	(27,122)	(326,833)
Schibsted ASA, Class A	(2,118)	(112,262)
Stroeer SE & Co. KGaA	(780)	(61,694)
Total		(1,084,310)
Total Communication Services		(4,004,875)
Consumer Discretionary (5.7)%
Auto Components (0.3)%
Continental AG(a)	(501)	(68,059)
Dometic Group AB(c)	(30,385)	(515,736)
Workhorse Group, Inc.(a)	(20,447)	(235,958)
Total		(819,753)
Automobiles (0.6)%
Aston Martin Lagonda Global Holdings PLC(a),(c)	(5,492)	(148,872)
Ferrari NV	(2,272)	(495,155)
Tesla, Inc.(a)	(1,108)	(761,418)
Total		(1,405,445)
Diversified Consumer Services (0.1)%
WW International, Inc.(a)	(4,301)	(132,213)
Hotels, Restaurants & Leisure (1.6)%
BJ’s Restaurants, Inc.(a)	(2,597)	(105,386)
Carnival Corp.(a)	(5,527)	(119,659)
Choice Hotels International, Inc.	(3,896)	(467,130)
Domino’s Pizza Group PLC	(34,034)	(198,123)
DraftKings, Inc., Class A(a)	(15,648)	(758,928)
Evolution AB	(203)	(35,322)
Papa John’s International, Inc.	(2,202)	(251,292)
Planet Fitness, Inc., Class A(a)	(7,072)	(532,026)
Restaurant Brands International, Inc.	(4,299)	(293,308)
Royal Caribbean Cruises Ltd.(a)	(1,948)	(149,743)

Common Stocks (continued)
Issuer	Shares	Value ($)
Shake Shack, Inc., Class A(a)	(992)	(99,736)
Vail Resorts, Inc.(a)	(888)	(271,018)
Whitbread PLC(a)	(9,533)	(402,920)
Wynn Resorts Ltd.(a)	(2,884)	(283,584)
Total		(3,968,175)
Household Durables (0.5)%
Fujitsu General Ltd.	(9,900)	(255,385)
Hovnanian Enterprises, Inc., Class A(a)	(2,770)	(289,160)
LGI Homes, Inc.(a)	(2,274)	(388,627)
Purple Innovation, Inc.(a)	(15,495)	(408,138)
Total		(1,341,310)
Internet & Direct Marketing Retail (1.1)%
Delivery Hero SE(a)	(7,890)	(1,179,497)
Fiverr International Ltd.(a)	(772)	(192,159)
Just Eat Takeaway.com NV(a)	(4,457)	(395,785)
Ocado Group PLC(a)	(4,965)	(127,936)
Open Door, Inc.(a)	(16,300)	(293,481)
Prosus NV(a)	(996)	(88,862)
RealReal, Inc. (The)(a)	(21,657)	(357,557)
Stitch Fix, Inc., Class A(a)	(2,334)	(125,849)
Zalando SE(a)	(1,223)	(135,890)
Total		(2,897,016)
Multiline Retail (0.0)%
Dollarama, Inc.	(1,540)	(72,519)
Specialty Retail (1.2)%
CarLotz, Inc.(a)	(13,360)	(59,318)
Carvana Co.(a)	(4,931)	(1,664,508)
Dufry AG, Registered Shares(a)	(5,914)	(312,897)
Floor & Decor Holdings, Inc., Class A(a)	(1,805)	(220,228)
RH(a)	(358)	(237,741)
Shift Technologies, Inc.(a)	(59,987)	(506,890)
Total		(3,001,582)
Textiles, Apparel & Luxury Goods (0.3)%
Adidas AG	(367)	(133,204)
Canada Goose Holdings, Inc.(a)	(2,810)	(119,283)
Gildan Activewear, Inc.	(475)	(16,375)
HUGO BOSS AG	(1,794)	(107,476)
Moncler SpA	(1,335)	(91,692)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Puma SE	(1,002)	(122,915)
Salvatore Ferragamo SpA(a)	(3,820)	(76,192)
Total		(667,137)
Total Consumer Discretionary		(14,305,150)
Consumer Staples (2.3)%
Beverages (0.6)%
Anheuser-Busch InBev SA/NV	(1,583)	(99,907)
Davide Campari-Milano NV	(14,340)	(201,599)
Fevertree Drinks PLC	(10,386)	(345,178)
Heineken NV	(4,705)	(547,906)
National Beverage Corp.	(4,343)	(197,085)
Total		(1,391,675)
Food & Staples Retailing (0.1)%
Grocery Outlet Holding, Corp.(a)	(3,660)	(121,219)
Kesko OYJ, Class B	(3,523)	(151,003)
Rite Aid Corp.(a)	(6,399)	(97,265)
Total		(369,487)
Food Products (0.9)%
AAK AB	(640)	(15,257)
Bakkafrost P/F	(1,988)	(168,945)
Beyond Meat, Inc.(a)	(2,504)	(307,241)
Cal-Maine Foods, Inc.	(8,812)	(307,451)
Campbell Soup Co.	(8,541)	(373,413)
Chocoladefabriken Lindt & Spruengli AG	(20)	(224,099)
Hormel Foods Corp.	(6,225)	(288,715)
Mowi ASA	(8,091)	(206,157)
Nestlé SA, Registered Shares	(1,295)	(163,985)
Premium Brands Holdings Corp.	(789)	(80,683)
Salmar ASA	(774)	(51,341)
Saputo, Inc.	(735)	(21,209)
Total		(2,208,496)
Household Products (0.4)%
Clorox Co. (The)	(1,458)	(263,737)
Essity AB, Class B	(9,253)	(302,737)
Kimberly-Clark Corp.	(2,944)	(399,560)
Total		(966,034)

Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products (0.2)%
Beiersdorf AG	(2,573)	(305,605)
Kose Corp.	(1,900)	(300,220)
Total		(605,825)
Tobacco (0.1)%
Japan Tobacco, Inc.	(7,900)	(154,368)
Swedish Match AB	(15,315)	(137,146)
Total		(291,514)
Total Consumer Staples		(5,833,031)
Energy (1.8)%
Energy Equipment & Services (0.2)%
Saipem SpA(a)	(84,068)	(192,872)
SBM Offshore NV	(4,862)	(70,578)
Tenaris SA	(12,253)	(124,845)
Total		(388,295)
Oil, Gas & Consumable Fuels (1.6)%
Cameco Corp.	(23,583)	(419,451)
Enbridge, Inc.	(1,492)	(58,814)
Gevo, Inc.(a)	(47,835)	(291,315)
Keyera Corp.	(36,491)	(976,915)
Koninklijke Vopak NV	(177)	(7,495)
Neste OYJ	(6,683)	(410,810)
New Fortress Energy, Inc.	(7,582)	(229,810)
NexGen Energy Ltd.(a)	(2,100)	(8,871)
Northern Oil and Gas, Inc.	(18,808)	(324,814)
Pembina Pipeline Corp.	(24,604)	(813,297)
Renewable Energy Group, Inc.(a)	(7,317)	(448,166)
Statoil ASA	(1,365)	(26,589)
TC Energy Corp.	(711)	(34,661)
Total		(4,051,008)
Total Energy		(4,439,303)
Financials (4.4)%
Banks (2.3)%
Bank of Hawaii Corp.	(4,561)	(381,801)
Commerce Bancshares, Inc.	(5,955)	(421,197)
Commonwealth Bank of Australia	(6,116)	(448,352)
Community Bank System, Inc.	(6,095)	(436,646)
Cullen/Frost Bankers, Inc.	(3,663)	(393,113)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
CVB Financial Corp.	(19,173)	(365,437)
FinecoBank Banca Fineco SpA(a)	(25,560)	(457,689)
First Financial Bankshares, Inc.	(9,130)	(445,909)
Glacier Bancorp, Inc.	(6,302)	(324,931)
Hang Seng Bank Ltd.	(23,400)	(448,144)
HSBC Holdings PLC	(12,311)	(67,959)
Independent Bank Corp.	(2,928)	(206,951)
Intesa Sanpaolo SpA	(26,110)	(72,130)
Mediobanca Banca di Credito Finanziario SpA(a)	(10,869)	(127,215)
National Bank of Canada	(536)	(41,025)
Royal Bank of Canada	(292)	(29,532)
Skandinaviska Enskilda Banken AB, Class A	(21,369)	(289,015)
Trustmark Corp.	(4,275)	(128,336)
United Bankshares, Inc.	(11,307)	(390,544)
Westamerica Bancorporation	(7,244)	(402,404)
Total		(5,878,330)
Capital Markets (1.1)%
Brookfield Asset Management, Inc., Class A	(5,100)	(275,317)
Credit Suisse Group AG, Registered Shares	(42,271)	(424,371)
Deutsche Bank AG(a)	(29,599)	(373,133)
EQT AB	(11,160)	(537,936)
Franklin Resources, Inc.	(4,475)	(132,236)
Hamilton Lane, Inc., Class A	(3,408)	(316,944)
Partners Group Holding AG	(136)	(232,338)
TMX Group Ltd.	(1,113)	(122,228)
WisdomTree Investments, Inc.	(72,485)	(447,957)
Total		(2,862,460)
Consumer Finance (0.2)%
Credit Acceptance Corp.(a)	(1,022)	(495,435)
Diversified Financial Services (0.0)%
Element Fleet Management Corp.	(8,040)	(92,026)
Insurance (0.8)%
Allianz SE	(297)	(73,823)
Brookfield Asset Management Reinsurance Partners Ltd., Class A(a)	(1)	(49)
eHealth, Inc.(a)	(1,036)	(53,882)
Gjensidige Forsikring ASA	(4,882)	(111,715)
GoHealth, Inc., Class A(a)	(9,969)	(87,727)
Hannover Rueck SE	(810)	(136,148)

Common Stocks (continued)
Issuer	Shares	Value ($)
Intact Financial Corp.	(830)	(113,097)
Lemonade, Inc.(a)	(3,877)	(337,532)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	(381)	(102,803)
RLI Corp.	(2,780)	(301,297)
Sampo OYJ	(6,838)	(329,104)
Tryg A/S	(7,351)	(181,678)
Zurich Insurance Group AG	(242)	(97,568)
Total		(1,926,423)
Total Financials		(11,254,674)
Health Care (4.4)%
Biotechnology (1.7)%
Allogene Therapeutics, Inc.(a)	(4,144)	(90,961)
Allovir, Inc.(a)	(2,748)	(52,597)
Applied Therapeutics, Inc.(a)	(12,134)	(208,826)
Argenx SE(a)	(3,742)	(1,142,718)
Avidity Biosciences, Inc.(a)	(13,485)	(260,395)
Epizyme, Inc.(a)	(19,205)	(127,329)
Exact Sciences Corp.(a)	(7,010)	(755,958)
Galapagos NV(a)	(2,035)	(123,317)
Global Blood Therapeutics, Inc.(a)	(1,893)	(51,736)
Idorsia Ltd.(a)	(12,128)	(299,588)
Inovio Pharmaceuticals, Inc.(a)	(6,499)	(54,592)
Mersana Therapeutics, Inc.(a)	(22,643)	(249,073)
MorphoSys AG(a)	(231)	(12,869)
Myriad Genetics, Inc.(a)	(4,915)	(155,461)
Rubius Therapeutics, Inc.(a)	(3,754)	(80,673)
TCR2 Therapeutics, Inc.(a)	(17,022)	(211,754)
Viking Therapeutics, Inc.(a)	(47,948)	(294,880)
Total		(4,172,727)
Health Care Equipment & Supplies (0.9)%
Alcon, Inc.	(560)	(40,767)
Ambu A/S	(11,125)	(411,588)
Carl Zeiss Meditec AG	(1,899)	(422,932)
DiaSorin SpA	(155)	(31,458)
Elekta AB, Class B	(7,061)	(103,059)
Glaukos Corp.(a)	(2,029)	(103,479)
Nevro Corp.(a)	(347)	(53,785)
Quidel Corp.(a)	(1,136)	(160,710)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Siemens Healthineers AG	(6,363)	(420,094)
SmileDirectClub, Inc.(a)	(7,299)	(51,531)
Straumann Holding AG, Registered Shares	(249)	(461,651)
Total		(2,261,054)
Health Care Providers & Services (0.2)%
Alignment Healthcare, Inc.(a)	(5,671)	(118,127)
Amplifon SpA	(4,331)	(213,884)
Fulgent Genetics, Inc.(a)	(1,086)	(100,184)
Oak Street Health, Inc.(a)	(1,290)	(81,322)
Progyny, Inc.(a)	(1,534)	(85,428)
Total		(598,945)
Health Care Technology (0.2)%
CompuGroup Medical SE & Co KgaA	(1,017)	(81,614)
GoodRx Holdings, Inc., Class A(a)	(3,157)	(101,245)
Multiplan Corp.(a)	(18,128)	(145,930)
Teladoc Health, Inc.(a)	(561)	(83,281)
Total		(412,070)
Life Sciences Tools & Services (0.2)%
Bachem Holding AG, Registered B Shares	(140)	(92,694)
Evotec SE(a)	(6,302)	(261,309)
Lonza Group AG, Registered Shares	(239)	(186,092)
Total		(540,095)
Pharmaceuticals (1.2)%
Axsome Therapeutics, Inc.(a)	(4,475)	(217,440)
Canopy Growth Corp.(a)	(41,871)	(793,052)
Cronos Group, Inc.(a)	(16,500)	(121,806)
Merck KGaA	(608)	(124,460)
Nippon Shinyaku Co., Ltd.	(2,300)	(173,033)
Provention Bio, Inc.(a)	(22,743)	(138,050)
Recordati Industria Chimica e Farmaceutica SpA	(1,100)	(68,037)
Royalty Pharma PLC, Class A	(3,407)	(130,147)
Tilray, Inc.(a)	—	(5)
Viatris, Inc.	(92,137)	(1,296,368)
Vifor Pharma AG	(626)	(87,547)
Total		(3,149,945)
Total Health Care		(11,134,836)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (5.4)%
Aerospace & Defense (0.6)%
Boeing Co. (The)(a)	(1,121)	(253,884)
CAE, Inc.(a)	(897)	(27,372)
Leonardo SpA(a)	(5,184)	(40,739)
MTU Aero Engines AG	(2,967)	(742,158)
Safran SA	(3,060)	(400,476)
Virgin Galactic Holdings, Inc.(a)	(5,896)	(176,821)
Total		(1,641,450)
Air Freight & Logistics (0.5)%
Cargojet, Inc.	(3,731)	(580,763)
FedEx Corp.	(2,068)	(578,936)
ZTO Express Cayman, Inc., ADR	(8,460)	(228,928)
Total		(1,388,627)
Airlines (0.3)%
Air Canada(a)	(21,356)	(427,600)
Deutsche Lufthansa AG, Registered Shares(a)	(29,160)	(329,344)
Singapore Airlines Ltd.(a)	(12,100)	(45,363)
Total		(802,307)
Building Products (0.6)%
ASSA ABLOY AB, Class B	(453)	(14,531)
Belimo Holding AG, Registered Shares	(30)	(15,494)
Lennox International, Inc.	(1,280)	(421,670)
Nibe Industrier AB, Class B	(41,974)	(501,589)
ROCKWOOL International A/S, Class B	(343)	(182,005)
Trex Co., Inc.(a)	(3,672)	(356,551)
Total		(1,491,840)
Commercial Services & Supplies (0.2)%
Boyd Group Services, Inc.	(87)	(17,041)
GFL Environmental, Inc.	(1,139)	(39,677)
Healthcare Services Group, Inc.	(5,413)	(141,279)
ISS A/S(a)	(2,696)	(63,622)
Ritchie Bros. Auctioneers, Inc.	(312)	(18,626)
Tomra Systems ASA	(2,488)	(143,775)
Total		(424,020)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering (0.0)%
Sweco AB, Class B	(3,975)	(63,584)
WSP Global, Inc.	(200)	(23,740)
Total		(87,324)
Electrical Equipment (1.4)%
ABB Ltd., Registered Shares	(3,928)	(143,601)
Array Technologies, Inc.(a)	(8,892)	(120,398)
Ballard Power Systems, Inc.(a)	(59,136)	(957,476)
ITM Power PLC(a)	(84,426)	(480,831)
Plug Power, Inc.(a)	(24,919)	(679,790)
Siemens Energy AG(a)	(179)	(4,870)
Sunrun, Inc.(a)	(16,293)	(863,040)
Varta AG	(498)	(86,384)
Vestas Wind Systems A/S	(6,918)	(255,098)
Total		(3,591,488)
Industrial Conglomerates (0.1)%
Keppel Corp., Ltd.	(18,700)	(75,600)
Lifco AB, Class B	(3,254)	(95,440)
Total		(171,040)
Machinery (1.1)%
Alfa Laval AB	(473)	(19,753)
Atlas Copco AB, Class A	(4,704)	(318,579)
Chart Industries, Inc.(a)	(3,302)	(513,296)
Enerpac Tool Group Corp.	(12,853)	(329,936)
Epiroc AB, Class A	(3,784)	(88,147)
KION Group AG	(112)	(11,894)
Miura Co., Ltd.	(3,900)	(172,219)
Nikola Corp.(a)	(39,222)	(465,565)
Proto Labs, Inc.(a)	(2,311)	(180,697)
Rational AG	(256)	(278,764)
Schindler Holding AG	(119)	(38,524)
VAT Group AG	(749)	(294,024)
Total		(2,711,398)
Professional Services (0.1)%
Dun & Bradstreet Holdings, Inc.(a)	(11,177)	(234,270)
Wolters Kluwer NV	(621)	(70,796)
Total		(305,066)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail (0.2)%
Canadian Pacific Railway Ltd.	(166)	(12,326)
Central Japan Railway Co.	(1,200)	(174,558)
Keisei Electric Railway Co., Ltd.	(7,400)	(220,391)
Total		(407,275)
Trading Companies & Distributors (0.2)%
IMCD NV	(927)	(160,614)
Indutrade AB	(3,419)	(111,522)
MonotaRO Co., Ltd.	(8,600)	(197,824)
Total		(469,960)
Transportation Infrastructure (0.1)%
Flughafen Zurich AG(a)	(122)	(19,604)
Fraport AG Frankfurt Airport Services Worldwide(a)	(3,435)	(225,933)
SATS Ltd(a)	(13,800)	(40,809)
Total		(286,346)
Total Industrials		(13,778,141)
Information Technology (3.5)%
Communications Equipment (0.2)%
Calix, Inc.(a)	(8,017)	(375,035)
Nokia OYJ(a)	(40,558)	(249,203)
Total		(624,238)
Electronic Equipment, Instruments & Components (0.5)%
Adyen NV(a)	(31)	(84,012)
Hexagon AB, Class B	(3,882)	(64,261)
Hirose Electric Co., Ltd.	(1,500)	(224,710)
Itron, Inc.(a)	(2,751)	(271,304)
Landis+Gyr Group AG(a)	(1,967)	(155,684)
Novanta, Inc.(a)	(2,650)	(372,086)
Total		(1,172,057)
IT Services (0.6)%
Afterpay Touch Group Ltd.(a)	(2,543)	(180,762)
Jack Henry & Associates, Inc.	(1,490)	(259,394)
Nexi SpA(a)	(26,455)	(566,806)
Okta, Inc.(a)	(1,201)	(297,596)
Shopify, Inc., Class A(a)	(62)	(93,080)
Total		(1,397,638)

14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (0.2)%
ams AG(a)	(6,046)	(115,532)
ASML Holding NV	(42)	(32,104)
Cree, Inc.(a)	(3,318)	(307,778)
Infineon Technologies AG	(507)	(19,374)
Total		(474,788)
Software (1.9)%
Appfolio, Inc., Class A(a)	(1,972)	(279,235)
Appian Corp.(a)	(1,785)	(207,827)
Blackberry Ltd.(a)	(2,191)	(22,303)
Blackline, Inc.(a)	(3,256)	(372,454)
Ceridian HCM Holding, Inc.(a)	(14,490)	(1,425,816)
Constellation Software, Inc.	(8)	(12,815)
Descartes Systems Group, Inc. (The)(a)	(152)	(11,025)
Guidewire Software, Inc.(a)	(3,599)	(414,605)
Kinaxis, Inc.(a)	(276)	(35,807)
Lightspeed POS, Inc.(a)	(6,053)	(518,309)
Nemetschek SE	(2,824)	(249,212)
Palantir Technologies, Inc., Class A(a)	(7,543)	(163,758)
Q2 Holdings, Inc.(a)	(3,532)	(364,891)
SAP SE	(1,001)	(143,655)
SimCorp A/S	(394)	(54,745)
Sinch AB(a)	(10,232)	(206,336)
TeamViewer AG(a)	(3,351)	(112,666)
Temenos AG, Registered Shares	(1,273)	(202,214)
Total		(4,797,673)
Technology Hardware, Storage & Peripherals (0.1)%
Canon, Inc.	(11,400)	(262,520)
Total Information Technology		(8,728,914)
Materials (4.3)%
Chemicals (2.1)%
Akzo Nobel NV	(444)	(54,846)
Albemarle Corp.	(726)	(149,585)
BASF SE	(1,511)	(118,732)
Christian Hansen Holding A/S	(2,716)	(244,271)
Danimer Scientific, Inc.(a)	(8,233)	(137,326)
Ecolab, Inc.	(631)	(139,344)
EMS-Chemie Holding AG, Registered Shares	(152)	(168,501)

Common Stocks (continued)
Issuer	Shares	Value ($)
Givaudan SA, Registered Shares	(33)	(164,711)
Johnson Matthey PLC	(4,925)	(203,571)
Koninklijke DSM NV	(1,467)	(295,720)
Nippon Paint Holdings Co., Ltd.	(68,900)	(879,453)
Novozymes A/S, Class B	(4,604)	(361,712)
OCI NV(a)	(3,079)	(74,693)
Quaker Chemical Corp.	(1,099)	(276,662)
Sika AG	(1,244)	(438,225)
Stepan Co.	(2,207)	(260,316)
Symrise AG	(1,309)	(193,011)
Tokai Carbon Co., Ltd.	(22,100)	(291,927)
Umicore SA	(10,951)	(679,694)
Yara International ASA	(4,755)	(250,620)
Total		(5,382,920)
Containers & Packaging (0.3)%
CCL Industries, Inc., Class B	(422)	(24,202)
Greif, Inc., Class A	(5,396)	(327,105)
International Paper Co.	(3,772)	(217,871)
SIG Combibloc Group AG(a)	(5,188)	(153,076)
Total		(722,254)
Metals & Mining (1.6)%
Antofagasta PLC	(18,413)	(382,314)
ArcelorMittal SA	(819)	(28,604)
Bellevue Gold Ltd.(a)	(207,878)	(150,703)
Compass Minerals International, Inc.	(7,159)	(490,821)
Franco-Nevada Corp.	(4,159)	(665,066)
Franco-Nevada Corp.	(1,155)	(184,739)
Ivanhoe Mines Ltd., Class A(a)	(25,100)	(186,298)
Nucor Corp.	(5,977)	(621,728)
Pan American Silver Corp.	(480)	(13,477)
Southern Copper Corp.	(5,957)	(391,017)
SSR Mining, Inc.	(1,001)	(16,296)
United States Steel Corp.	(8,196)	(217,030)
Wheaton Precious Metals Corp.	(10,283)	(474,560)
Wheaton Precious Metals Corp.	(2,556)	(118,068)
Total		(3,940,721)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products (0.3)%
Holmen AB, B Shares	(2,323)	(122,288)
Nippon Paper Industries Co., Ltd.	(35,700)	(417,309)
Svenska Cellulosa AB SCA, Class B	(17,384)	(323,345)
Total		(862,942)
Total Materials		(10,908,837)
Real Estate (0.4)%
Equity Real Estate Investment Trusts (REITS) (0.4)%
Alexandria Real Estate Equities, Inc.	(1,309)	(263,554)
EastGroup Properties, Inc.	(1,224)	(215,693)
Extra Space Storage, Inc.	(863)	(150,283)
Iron Mountain, Inc.	(6,019)	(263,392)
Klepierre	(1,274)	(30,846)
Total		(923,768)
Real Estate Management & Development (0.0)%
City Developments Ltd.	(6,300)	(31,780)
KE Holdings, Inc., ADR(a)	(2,395)	(52,666)
Total		(84,446)
Total Real Estate		(1,008,214)
Utilities (0.5)%
Electric Utilities (0.3)%
Elia Group SA/NV	(1,505)	(177,878)
Emera, Inc.	(2,441)	(113,852)
Enel SpA	(22,689)	(209,091)
Ørsted AS	(970)	(143,871)
Terna - Rete Elettrica Nazionale	(6,204)	(49,237)
Total		(693,929)
Gas Utilities (0.1)%
AltaGas, Ltd.	(676)	(14,310)
Snam SpA	(17,535)	(106,066)
Total		(120,376)

Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers (0.1)%
Boralex, Inc., Class A	(3,397)	(106,925)
Innergex Renewable Energy, Inc.	(8,129)	(141,717)
Northland Power, Inc.	(807)	(28,319)
TransAlta Renewables, Inc.	(1,854)	(32,649)
Total		(309,610)
Multi-Utilities (0.0)%
Algonquin Power & Utilities Corp.	(4,825)	(76,884)
Total Utilities		(1,200,799)
Total Common Stocks (Proceeds $82,680,574)		(86,596,774)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(454)	(274,630)
Total Health Care		(274,630)
Materials (0.0)%
Chemicals (0.0)%
Fuchs Petrolub SE	(1,507)	(75,092)
Total Materials		(75,092)
Total Preferred Stocks (Proceeds $257,676)		(349,722)
Total Investments in Securities Sold Short (Proceeds $82,938,250)		(86,946,496)

Total Investments in Securities, Net of Securities Sold Short	141,856,264
Other Assets & Liabilities, Net	110,900,562
Net Assets	252,756,826

At July 31, 2021, securities and/or cash totaling $167,638,289 were pledged as collateral.
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
38,500 AUD	29,663 USD	Citi	09/15/2021	1,403	—
215,500 CAD	177,608 USD	Citi	09/15/2021	4,880	—
81,500 CAD	64,561 USD	Citi	09/15/2021	—	(763)
161,000 CHF	179,562 USD	Citi	09/15/2021	1,627	—
91,500 CHF	99,210 USD	Citi	09/15/2021	—	(1,915)
450,500 DKK	72,309 USD	Citi	09/15/2021	414	—
64,000 DKK	10,153 USD	Citi	09/15/2021	—	(60)
874,002 EUR	1,063,194 USD	Citi	09/15/2021	25,505	—
37,500 EUR	44,251 USD	Citi	09/15/2021	—	(272)
62,500 GBP	88,204 USD	Citi	09/15/2021	1,320	—
167,500 HKD	21,583 USD	Citi	09/15/2021	26	—
13,986,000 JPY	127,102 USD	Citi	09/15/2021	—	(429)
269,500 NOK	31,701 USD	Citi	09/15/2021	1,193	—
167,000 NOK	18,738 USD	Citi	09/15/2021	—	(167)
4,000 NZD	2,868 USD	Citi	09/15/2021	82	—
2,004,500 SEK	239,870 USD	Citi	09/15/2021	6,935	—
127,502 SGD	96,026 USD	Citi	09/15/2021	1,930	—
407,834 USD	526,500 AUD	Citi	09/15/2021	—	(21,376)
1,237,541 USD	1,496,002 CAD	Citi	09/15/2021	—	(38,459)
143,405 USD	130,000 CHF	Citi	09/15/2021	269	—
1,261,460 USD	1,129,008 CHF	Citi	09/15/2021	—	(13,694)
635 USD	4,000 DKK	Citi	09/15/2021	4	—
503,065 USD	3,061,000 DKK	Citi	09/15/2021	—	(14,560)
154,990 USD	131,500 EUR	Citi	09/15/2021	1,138	—
2,525,551 USD	2,067,005 EUR	Citi	09/15/2021	—	(71,426)
892,678 USD	630,004 GBP	Citi	09/15/2021	—	(16,877)
187,716 USD	1,457,000 HKD	Citi	09/15/2021	—	(209)
1,334,999 USD	145,377,000 JPY	Citi	09/15/2021	—	(9,384)
255,365 USD	2,116,002 NOK	Citi	09/15/2021	—	(15,829)
15,197 USD	21,000 NZD	Citi	09/15/2021	—	(569)
156,471 USD	1,360,000 SEK	Citi	09/15/2021	1,569	—
325,948 USD	2,707,500 SEK	Citi	09/15/2021	—	(11,320)
1,098 USD	1,500 SGD	Citi	09/15/2021	9	—
64,003 USD	85,002 SGD	Citi	09/15/2021	—	(1,273)
7,500 ILS	2,316 USD	Citi	09/17/2021	—	(5)
33,250 USD	108,001 ILS	Citi	09/17/2021	172	—
38,500 AUD	29,663 USD	JPMorgan	09/15/2021	1,403	—
215,500 CAD	177,608 USD	JPMorgan	09/15/2021	4,879	—
81,500 CAD	64,561 USD	JPMorgan	09/15/2021	—	(763)
161,000 CHF	179,562 USD	JPMorgan	09/15/2021	1,626	—
91,500 CHF	99,210 USD	JPMorgan	09/15/2021	—	(1,915)
450,500 DKK	72,309 USD	JPMorgan	09/15/2021	413	—
64,000 DKK	10,153 USD	JPMorgan	09/15/2021	—	(60)
873,998 EUR	1,063,188 USD	JPMorgan	09/15/2021	25,503	—
37,500 EUR	44,251 USD	JPMorgan	09/15/2021	—	(272)
62,500 GBP	88,204 USD	JPMorgan	09/15/2021	1,320	—
167,500 HKD	21,583 USD	JPMorgan	09/15/2021	26	—
13,986,000 JPY	127,101 USD	JPMorgan	09/15/2021	—	(429)
269,500 NOK	31,701 USD	JPMorgan	09/15/2021	1,193	—
167,000 NOK	18,738 USD	JPMorgan	09/15/2021	—	(167)
4,000 NZD	2,868 USD	JPMorgan	09/15/2021	82	—
2,004,500 SEK	239,870 USD	JPMorgan	09/15/2021	6,934	—
127,498 SGD	96,023 USD	JPMorgan	09/15/2021	1,930	—
407,835 USD	526,500 AUD	JPMorgan	09/15/2021	—	(21,377)
1,237,539 USD	1,495,998 CAD	JPMorgan	09/15/2021	—	(38,460)
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
143,405 USD	130,000 CHF	JPMorgan	09/15/2021	269	—
1,261,444 USD	1,128,992 CHF	JPMorgan	09/15/2021	—	(13,695)
635 USD	4,000 DKK	JPMorgan	09/15/2021	4	—
503,066 USD	3,061,000 DKK	JPMorgan	09/15/2021	—	(14,560)
154,990 USD	131,500 EUR	JPMorgan	09/15/2021	1,138	—
2,525,541 USD	2,066,995 EUR	JPMorgan	09/15/2021	—	(71,429)
892,668 USD	629,996 GBP	JPMorgan	09/15/2021	—	(16,877)
187,716 USD	1,457,000 HKD	JPMorgan	09/15/2021	—	(209)
1,335,001 USD	145,377,000 JPY	JPMorgan	09/15/2021	—	(9,385)
255,365 USD	2,115,998 NOK	JPMorgan	09/15/2021	—	(15,829)
15,197 USD	21,000 NZD	JPMorgan	09/15/2021	—	(569)
156,472 USD	1,360,000 SEK	JPMorgan	09/15/2021	1,569	—
325,949 USD	2,707,500 SEK	JPMorgan	09/15/2021	—	(11,320)
1,098 USD	1,500 SGD	JPMorgan	09/15/2021	9	—
64,001 USD	84,998 SGD	JPMorgan	09/15/2021	—	(1,273)
7,500 ILS	2,316 USD	JPMorgan	09/17/2021	—	(5)
33,250 USD	107,999 ILS	JPMorgan	09/17/2021	172	—
Total				96,946	(437,181)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	5	08/2021	EUR	751,240	15,434	—
CAC40 Index	12	08/2021	EUR	793,140	9,631	—
DAX Index	1	09/2021	EUR	388,725	—	(5,619)
FTSE 100 Index	12	09/2021	GBP	835,980	—	(18,032)
FTSE/MIB Index	2	09/2021	EUR	253,570	—	(2,676)
Hang Seng Index	1	08/2021	HKD	1,294,850	3,499	—
IBEX 35 Index	4	08/2021	EUR	346,988	394	—
MSCI Singapore Index	3	08/2021	SGD	108,255	1,230	—
OMXS30 Index	13	08/2021	SEK	3,081,325	3,381	—
S&P 500 Index E-mini	98	09/2021	USD	21,508,550	723,655	—
S&P/TSX 60 Index	6	09/2021	CAD	1,454,880	17,543	—
SPI 200 Index	5	09/2021	AUD	912,500	1,183	—
TOPIX Index	11	09/2021	JPY	209,550,000	—	(52,776)
Total					775,950	(79,103)

18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	1-Month AUD BBSW, 1-Month HKD HIBOR, or 1-Month JPY BBA LIBOR based on the local currencies of the positions within the swap	Monthly	JPMorgan	02/07/2022	USD	55,783,032	4,591	—	—	—	4,591	—
1-Month USD LIBOR minus 1.642%††	Total return on SillaJen, Inc.	Monthly	Macquarie	12/21/2021	USD	34,564	25,422†††	(95)	—	—	25,327	—
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	12/21/2021	USD	19,641	(97)	59	—	—	—	(38)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	12/21/2021	USD	42,922	(211)	129	—	—	—	(82)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	12/21/2021	USD	230,747	(1,137)	695	—	—	—	(442)
1-Month USD LIBOR minus 3.000%	Total return on Advantech Ltd.	Monthly	Macquarie	12/21/2021	USD	38,185	(971)	(770)	—	—	—	(1,741)
1-Month USD LIBOR minus 3.000%	Total return on Acer, Inc.	Monthly	Macquarie	12/21/2021	USD	42,749	(205)	(2,367)	—	—	—	(2,572)
1-Month USD LIBOR minus 3.000%	Total return on Acer, Inc.	Monthly	Macquarie	12/21/2021	USD	162,252	(776)	(8,986)	—	—	—	(9,762)
1-Month USD LIBOR minus 3.000%	Total return on Advantech Ltd.	Monthly	Macquarie	12/21/2021	USD	254,568	(6,474)	(5,133)	—	—	—	(11,607)
Total return on a portfolio of long and short positions†	1-Day Overnight Fed Funds Effective Rate, EONIA, or SONIA based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	07/19/2023	USD	145,339,751	675,219	—	—	—	675,219	—
Total							695,361	(16,468)	—	—	705,137	(26,244)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.
††	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $25,422, which represents 0.01% of total net assets.
†††	Valuation based on significant unobservable inputs.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index Sep 21	Citi	09/2021	CHF	121,000	—	—	2,092	—
Hang Seng Index Aug 21	JPMorgan	08/2021	HKD	1,294,850	—	—	4,413	—
Swiss Market Index Sep 21	Morgan Stanley International	09/2021	CHF	968,000	—	—	7,624	—
Total					—	—	14,129	—

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	0.100%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.083%
1-Month USD LIBOR	London Interbank Offered Rate	0.091%
EONIA	Euro Overnight Index Average	(0.486%)
SONIA	Sterling Overnight Index Average	0.051%
1-Month AUD BBSW	Bank Bill Swap Rate	0.008%
1-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.064%)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $814,175, which represents 0.32% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	22,000,966	59,768,984	(54,915,156)	1	26,854,795	—	2,677	26,857,480
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
20	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2021 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT284_04_L01_(09/21)